Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents

	December 31,	December 31,
(In thousand Euros)	2022	2021
Cash	3	3
Banks and other credit institutions	18,873	2,926
Banks and other credit institutions, foreign currency	63,623	110,877
Other cash equivalents	809	59

Total	83,308	113,865

Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas

	December 31,	December 31,
(In thousand Euros)	2022	2021
USD	63,109	108,295
GBP	237	1,500
NOK	44	406
SEK	125	360
DKK	108	246
CNY	—	70

Total	63,623	110,877

Disclosure Of Significant non cash transactions from investing and financing activities
Significant
non-cash
transactions from investing and financing activities are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Fair value changes in derivative warrant liabilities (Note 23)	(80,748)	68,954
Addition of lease liabilities	8,517	16,423
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES)	6,300	—
Issuance of shares for the acquisition of a significant non-cash investing activity (Electromaps)	1,500	—
Conversion of convertible bonds and convertible note (Note 13)	—	(87,105)
Contribution in kind of Kensington shares (Note 17)	—	9,058